A Summary Of Company's Stock Award Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Of Stock options:
Outstanding, beginning of year	101,414
Granted	0
Exercised	(2,700)	1,428	38,440
Forfeited	(850)
Outstanding, end of year	97,864	101,414
Exercisable at year-end	45,424
Number Of Restricted stock awards:
Nonvested, beginning of year	24,460
Granted	0
Vested	(6,920)
Forfeited	(300)
Nonvested, end of year	17,240	24,460
Stock options, Weighted Average Exercise Price:
Outstanding, beginning of year	$ 35.06
Granted	$ 0
Exercised	$ 35
Forfeited	$ 35
Outstanding, end of year	$ 35.06	$ 35.06
Exercisable at year-end	$ 35.14
Restricted stock awards, Weighted Average Exercise Price:
Nonvested, beginning of year	$ 35
Granted	$ 0
Vested	$ 35
Forfeited	$ 35
Nonvested, end of year	$ 35	$ 35